Debt (Tables)	3 Months Ended	12 Months Ended
	Jun. 30, 2024	Mar. 31, 2024
Debt Instrument [Line Items]
Schedule of Debt
Total debt of the Company, excluding film related obligations, was as follows:

	June 30, 2024	March 31, 2024
	(Amounts in millions)
Intercompany Revolver	$66.7	$—
Intercompany Note:
LGTV Revolver (1)	585.0	575.0
LGTV Term Loan A (1)	314.4	399.3
LGTV Term Loan B (1)	605.1	819.2

Total corporate debt	1,571.2	1,793.5
Unamortized debt issuance costs	(7.5)	(10.2)

Total debt, net	1,563.7	1,783.3
Less current portion	(716.3)	(860.3)

Non-current portion of debt	$847.4	$923.0

(1)
As of March 31, 2024, amounts reflect the balances outstanding under Lionsgate’s Credit Agreement (including the revolving credit facility, term loan A and term loan B, together referred to as the “Lionsgate Senior Credit Facilities”) prior to the Company’s entry into the Intercompany Note with LGCH described below.

Total debt of the Company, excluding film related obligations, was as follows:

	March 31, 2024	March 31, 2023
	(Amounts in millions)
Senior Credit Facilities:
Revolving Credit Facility	$575.0	$—
Term Loan A	399.3	428.2
Term Loan B	819.2	831.7

Total corporate debt	1,793.5	1,259.9
Unamortized debt issuance costs	(10.2)	(16.3)

Total debt, net	1,783.3	1,243.6
Less current portion	(860.3)	(41.4)

Non-current portion of debt	$923.0	$1,202.2

Summary of Future Annual Contractual Principal Payment Commitments of Debt	The cash flows generated from the exploitation of the rights will be applied to repay the IP Credit Facility subject to cumulative minimum guaranteed payment amounts as set forth below:

Cumulative Period From September 29, 2022 Through:	Cumulative Minimum Guaranteed Payment Amounts	Payment Due Date
	(in millions)
September 30, 2024	$60.7	November 14, 2024
September 30, 2025	$91.1	November 14, 2025
September 30, 2026	$121.4	November 14, 2026
July 30, 2027	$161.9	July 30, 2027

The following table sets forth future annual contractual principal payment commitments of debt as of March 31, 2024:

	Maturity Date	Year Ending March 31,
Debt Type		2025	2026	2027	2028	2029	Thereafter	Total
	(Amounts in millions)
Revolving Credit Facility	April 2026	$—	$—	$575.0	$—	$—	$—	$575.0
Term Loan A	April 2026	41.1	44.5	313.7	—	—	—	399.3
Term Loan B	March 2025	819.2	—	—	—	—	—	819.2

		$860.3	$44.5	$888.7	$—	$—	$—	$1,793.5

Less aggregate unamortized debt issuance costs								(10.2)

								$1,783.3

Schedule of Loss on Extinguishment of Debt
During the three months ended June 30, 2024 and 2023, the Company recorded a loss on extinguishment of debt related to the transactions described above as summarized in the table below.

	Three Months Ended June 30,
	2024	2023
	(Amounts in millions)
Loss on Extinguishment of Debt:
Term Loan A and Term Loan B repayment (1)	$(1.0)	$—

(1)	See LGTV Term Loan A and LGTV Term Loan B Prepayment above.

Loss on Extinguishment of Debt
During the fiscal years ended March 31, 2024, 2023, and 2022, the Company recorded a loss on extinguishment of debt related to the transactions described above as summarized in the table below.

	Year Ended March 31,
	2024	2023	2022
	(Amounts in millions)
Loss on Extinguishment of Debt:
Production loan prepayment (1)	$(1.3)	$—	$—
Term Loan A prepayment	—	(1.3)	—
Credit Agreement amendment (Revolving Credit Facility and Term Loan A) (2)	—	—	(1.7)
Termination of a portion of Revolving Credit Facility commitments	—	—	(1.1)
Term Loan B repurchases and other	—	—	(0.6)

	$(1.3)	$(1.3)	$(3.4)

(1)	Represents issuance costs written off in connection with the early prepayment of certain production loans (see Note 8).
(2)	See Accounting for the Credit Agreement Amendment section below.

Summary of Accounting for the Credit Agreement Amendment
The following table summarizes the accounting for the Credit Agreement Amendment on April 6, 2021, as described above:

	Year Ended March 31, 2022
	Loss on Extinguishment of Debt	Recorded as a Reduction of Outstanding Debt Balances & Amortized Over Life of New Issuances	Total
	(Amounts in millions)
Credit Agreement amendment (Revolving Credit Facility and Term Loan A):
New debt issuance costs and call premiums	$0.6	$5.6	$6.2
Previously incurred debt issuance costs	1.1	18.4	19.5

	$1.7	$24.0	$25.7

Summary Of Accounting For The Senior Notes redemption
The following table summarizes the accounting for the Senior Notes redemption and issuance transactions, as described above:

	Year Ended March 31, 2022
	Loss on Extinguishment of Debt	Recorded as a Reduction of Outstanding Debt Balances & Amortized Over Life of New Issuances	Total
	(Amounts in millions)
Senior Notes redemption and issuance:
New debt issuance costs and call premiums	$20.7	$25.4	$46.1
Previously incurred debt issuance costs	4.1	12.7	16.8

	$24.8	$38.1	$62.9

Starz Business of Lions Gate Entertainment Corp
Debt Instrument [Line Items]
Schedule of Debt
As discussed in Note 1, the Starz Business is the primary borrower of Lionsgate’s 5.5% Senior Notes. Total debt of the Starz Business, excluding film related obligations, was as follows:

	June 30, 2024	March 31, 2024
	(Amounts in millions)
Corporate debt:
5.5% Senior Notes (1)	$715.0	$715.0
Unamortized debt issuance costs	(17.6)	(18.4)

Total debt, net (non-current)	$697.4	$696.6

(1)	Amounts as of June 30, 2024 includes $389.9 million of Exchange Notes and $325.1 million of 5.5% Senior Notes not exchanged as discussed below.

As discussed in Note 1, the Starz Business is the primary borrower of Lionsgate’s 5.5% Senior Notes. Total debt of the Starz Business, excluding film related obligations
, was as follows:

	March 31, 2024	March 31, 2023
	(Amounts in millions)
Corporate debt:
5.5% Senior Notes	$715.0	$800.0
Unamortized debt issuance costs	(18.4)	(24.0)

Total debt, net (non-current)	$696.6	$776.0

Summary of Future Annual Contractual Principal Payment Commitments of Debt
The following table sets forth future annual contractual principal payment commitments of debt as of March 31, 2024:

		Year Ending March 31,
Debt Type	Maturity Date	2025	2026	2027	2028	2029	Thereafter	Total
		(Amounts in millions)
5.5% Senior Notes	April 2029	$—	$—	$—	$—	$—	$715.0	$715.0
Less aggregate unamortized debt issuance costs								(18.4)

								$696.6

Schedule of Loss on Extinguishment of Debt
During the three months ended June 30, 2024 and 2023, the Starz Business recorded a gain (loss) on extinguishment of debt related to the transactions described above as summarized in the table below:

	Three Months Ended June 30,
	2024	2023
	(Amounts in millions)
Gain (loss) on extinguishment of debt:
5.5% Senior Notes exchange and repurchases (1)	$(4.9)	$21.2

(1)
The
5.5% Senior Notes Exchange was considered a modification of terms since the present value of the cash flows after the amendment differed by less than a 10% change from the present value of the cash flows on a creditor-by-creditor
basis prior to the amendment. Accordingly, the unamortized debt issuance costs are being amortized over the applicable term of the debt and the third-party costs of $4.9 million were expensed as a loss on extinguishment of debt.